ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 26, 2014
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of December 26, 2014 and December 27, 2013 (in thousands):

	Successor
	December 26, 2014	December 27, 2013
Accrued compensation and benefits	$23,142	$21,435
Litigation-related accrual (1)	39,900	20,500
Purchase card payable	7,262	6,029
Accrued sales tax	6,096	4,691
Accrued insurance liabilities	5,866	5,783
Other (2)	14,006	11,501
Accrued expenses and other current liabilities	$96,272	$69,939

____________________

(1)	Represents amounts recorded in conjunction with the Craftwood Matter, as defined in Note 15. Commitments and Contingencies.

(2)	Amounts within the "Other" category of accrued expenses and other current liabilities were not considered individually significant as of December 26, 2014 and December 27, 2013.